UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6080 Falls Road, Suite 200
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Nancy V. OHara
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Nancy V. OHara Baltimore, Maryland February 1, 2012

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	46

Form 13F Information Table Value Total:	90781

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Telkonet Convertible Pfd A                                     231      120 SH       SOLE                      120
AT&T Inc.                      COM              00206R102      227     7521 SH       SOLE                     7521
Alcoa, Inc.                    COM              013817101     1555   179800 SH       SOLE                   179800
American Express Co.           COM              025816109     2808    59525 SH       SOLE                    59525
Apple Inc.                     COM              037833100     4963    12254 SH       SOLE                    12254
Bank of America Corp           COM              060505104      648   116623 SH       SOLE                   116623
Bristol-Myers Squibb Co.       COM              110122108     2852    80943 SH       SOLE                    80943
Capital One Financial Corp.    COM              14040H105      285     6750 SH       SOLE                     6750
Caterpillar Inc                COM              149123101      299     3300 SH       SOLE                     3300
Cisco Systems Inc.             COM              17275R102     2127   117625 SH       SOLE                   117625
Citigroup, Inc.                COM              172967424      752    28580 SH       SOLE                    28580
Corning Inc.                   COM              219350105     1388   106950 SH       SOLE                   106950
Costco Wholesale Corp          COM              22160K105     3783    45400 SH       SOLE                    45400
Discover Financial Services    COM              254709108     2645   110200 SH       SOLE                   110200
DuPont de Nemours & Co.        COM              263534109     2227    48635 SH       SOLE                    48635
EMC Corporation                COM              268648102     3108   144310 SH       SOLE                   144310
Energy Transfer Partners LP    COM              29273R109     2247    49000 SH       SOLE                    49000
Exxon Mobil Corporation        COM              30231G102     3634    42869 SH       SOLE                    42869
Flextronics International Ltd. COM              Y2573F102     1409   248910 SH       SOLE                   248910
General Electric Co            COM              369604103     2800   156327 SH       SOLE                   156327
Hartford Financial Services    COM              416515104     1849   113794 SH       SOLE                   113794
Honeywell Intl Inc             COM              438516106     3484    64099 SH       SOLE                    64099
IBM Corp                       COM              459200101     4232    23013 SH       SOLE                    23013
Intel Corporation              COM              458140100     3841   158405 SH       SOLE                   158405
International Paper Co.        COM              460146103     2140    72300 SH       SOLE                    72300
JPMorgan Chase & Co            COM              46625H100     2145    64519 SH       SOLE                    64519
Johnson Controls, Inc.         COM              478366107      941    30100 SH       SOLE                    30100
Legg Mason Inc.                COM              524901105     1964    81675 SH       SOLE                    81675
Micron Technology Inc          COM              595112103      666   105900 SH       SOLE                   105900
Microsoft Corporation          COM              594918104     2736   105380 SH       SOLE                   105380
Nokia Corporation              COM              654902204       48    10025 SH       SOLE                    10025
Pfizer Inc.                    COM              717081103     2771   128047 SH       SOLE                   128047
Philip Morris Intl             COM              718172109      217     2762 SH       SOLE                     2762
Seagate Technology Plc         COM              G7945M107     1288    78522 SH       SOLE                    78522
Telkonet, Inc.                 COM              879604106      284  2027250 SH       SOLE                  2027250
Teva Pharmaceutical            COM              881624209     1992    49361 SH       SOLE                    49361
Texas Instruments, Inc.        COM              882508104     2691    92450 SH       SOLE                    92450
Titan International Inc.       COM              88830M102     1391    71500 SH       SOLE                    71500
Tractor Supply Co.             COM              892356106     3403    48510 SH       SOLE                    48510
Verizon Communications, Inc.   COM              92343V104     3689    91941 SH       SOLE                    91941
Wells Fargo & Co               COM              949746101     2038    73964 SH       SOLE                    73964
Williams-Sonoma Inc.           COM              969904101      208     5400 SH       SOLE                     5400
Windstream Corporation         COM              97381W104      228    19400 SH       SOLE                    19400
Wyndham Worldwide Corp         COM              98310W108     3569    94355 SH       SOLE                    94355
eBay Inc.                      COM              278642103     2976    98126 SH       SOLE                    98126
Storage Computer Corp.                          86211A101        0    94275 SH       SOLE                    94275